Outstanding Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Outstanding Indebtedness [Abstract]
Summary Of Outstanding Indebtedness

	Interest Rate(1)	Maturity Date	Outstanding Balance as of December 31,

			2011	2010
Senior Unsecured Notes:
5 year, fixed rate(2)	5.53%	April 2011	$—	$50,000
2 year, variable rate	1.91%	June 2011	—	200,000
5 year, fixed rate	6.11%	June 2013	175,000	175,000
8 year, fixed rate(2)	5.68%	January 2014	50,000	50,000
3 year, variable rate(3)	2.63%	June 2015	175,000	—
9 year, fixed rate	5.43%	April 2020	50,000	—
10 year, fixed rate(2)	5.77%	April 2016	50,000	50,000
Private Placement 5 year, fixed rate	5.63%	June 2015	40,000	40,000
Private Placement 7 year, fixed rate	6.31%	June 2017	51,000	51,000
Private Placement 8 year, fixed rate	6.52%	June 2018	41,500	41,500
Private Placement 11 year, fixed rate	6.95%	June 2021	77,500	77,500
2011 Private Placement 5 year, fixed rate	4.02%	August 2016	49,000	—
2011 Private Placement 7 year, fixed rate	4.69%	August 2018	40,000	—
2011 Private Placement 8 year, fixed rate	4.97%	August 2019	46,000	—
2011 Private Placement 10 year, fixed rate	5.42%	August 2021	15,000	—
2011 Private Placement 11 year, fixed rate	5.50%	August 2022	40,000	—
2011 Private Placement 12 year, fixed rate	5.57%	August 2023	35,000	—
Mortgage Notes:
Variable:
Cabot	1.46%	October 2011	—	25,237
Fixed:
7 year, fixed rate	5.00%	March 2011	—	35,686
Kennedy Drive	7.55%	April 2011	—	3,786
Memphis Distriplex	6.79%	July 2011	—	4,283
Business Center	7.48%	August 2011	—	3,681
Cabot	4.79%	October 2011	—	13,507
Cabot	4.92%	October 2011	—	37,043
Roosevelt Distribution Center.	7.11%	December 2011	—	1,961
Baltimore-Washington	6.25%	September 2012	24,480	24,999
Willowbrook	6.84%	September 2012	7,570	7,726
Greens Crossing	6.44%	October 2012	6,329	6,505
Mid South Logistics Center	6.40%	November 2012	11,641	11,859
Louisville Logistics Center	6.04%	January 2013	5,120	5,464
111 Lake Drive.	5.79%	April 2013	4,981	5,073
Binney & Smith Distribution Center	6.97%	June 2013	7,058	7,968
8 year, fixed rate	4.97%	October 2013	16,776	17,283
Shelby 5	5.69%	December 2013	6,055	6,436
1700 Desoto	6.00%	April 2014	3,407	—
10 year, fixed rate(2)	5.31%	January 2015	47,539	48,952
Shelby 4	7.40%	December 2017	859	979
Miami Commerce Center	6.91%	October 2018	3,928	4,406
Cabot	6.17%	March 2019	51,814	52,477
Cabot	6.11%	February 2020	68,339	69,230
Rollins Road	4.25%	December 2021	19,962	—
Haven A	7.29%	October 2022	8,845	9,410
Shelby 19	6.72%	November 2022	9,444	10,065
6th & Rochester	4.96%	August 2023	3,630	—
Mohawk	5.75%	August 2025	7,415	7,793

Weighted Avg./Totals(4)	5.36%		1,250,192	1,156,809
Premiums/Discounts, Net of Amortization(5)	N/A		2,591	3,550

Total Senior Unsecured Notes and Mortgage Notes	N/A		1,252,783	1,160,359
Senior Unsecured Revolving Credit Facility(6)	2.38%	June 2015	—	51,000

Total Carrying Value of Debt	N/A		$1,252,783	$1,211,359

Fixed Rate Debt(4)	5.81%		$1,075,192	$931,572
Premiums/Discounts, Net of Amortization (5)	N/A		2,591	3,550
Variable Rate Debt(4)	2.63%		175,000	276,237

Total Carrying Value of Debt	N/A		$1,252,783	$1,211,359

(footnotes on following page)

(footnotes to previous page)

(1)	Interest rates for fixed rate debt are stated rates. Interest rates for variable rate debt are the interest rate charged as of the last payment in 2011.
(2)	We assigned certain derivative instruments to these notes and the fair value of these derivative instruments are amortized to interest expense over the life of the assigned notes.
(3)	The $175.0 million term loan agreement bears interest at either 0.80% to 1.65% over prime or 1.80% to 2.65% over LIBOR, per annum at our election, depending upon our leverage ratio.
(4)	Weighted average interest rates are based upon outstanding balances as of December 31, 2011.
(5)

Certain mortgages were assumed in conjunction with the acquisition of properties and the difference between the fair value and the face value of these notes at the date of acquisition is reflected as a premium or discount which are amortized to interest expense over the remaining life of the underlying note.

(6)

The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.

Schedule Of Maturities Of Debt

Year	Senior Unsecured Notes	Mortgage Notes	Unsecured Credit Facility	Total
2012	$—	$57,659	$—	$57,659
2013	175,000	44,295	—	219,295
2014	50,000	9,975	—	59,975
2015	215,000	48,343	—	263,343
2016	99,000	5,724	—	104,724
Thereafter	396,000	149,196	—	545,196

Total	$935,000	$315,192	$—	$1,250,192